Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Balance sheet amounts relating to leases

	As at 31 December 2019 RMB’000	As at 1 January 2019 RMB’000
Right-of-use assets
Land use rights	320,212	335,026
Buildings	22,205	12,233
Equipment	168	63,471
Others	1,275	1,148

	343,860	411,878

Lease liabilities
Current	11,450	74,093
Non-current	10,593	2,638

	22,043	76,731

Income statement amounts relating to leases

2019 RMB’000
Depreciation charge of right-of-use assets
Land use rights	(14,814)
Buildings	(12,541)
Equipment	(74,025)
Others	(618)

(101,998)

Interest expense (included in finance cost)	(2,570)
Expense relating to short-term leases (included in Cost of sales)	(2,961)